Description of Organization and Business Operations (Details Narrative)																															1 Months Ended		9 Months Ended		12 Months Ended
	Nov. 15, 2024 USD ($) $ / shares	Oct. 07, 2024 USD ($) $ / shares	Sep. 11, 2024 USD ($) $ / shares	Aug. 21, 2024 USD ($) $ / shares	Jul. 31, 2024 USD ($) $ / shares	Jun. 21, 2024 shares	Jun. 06, 2024 USD ($) $ / shares	Jun. 05, 2024 USD ($) $ / shares shares	May 22, 2024 USD ($)	May 15, 2024 USD ($)	May 06, 2024 USD ($)	Apr. 18, 2024 USD ($)	Mar. 20, 2024 USD ($)	Feb. 07, 2024 USD ($)	Feb. 02, 2024 USD ($)	Jan. 05, 2024 USD ($)	Dec. 15, 2023 USD ($)	Nov. 07, 2023 USD ($)	Nov. 06, 2023 USD ($)	Oct. 07, 2023 USD ($)	Sep. 07, 2023 USD ($)	Sep. 06, 2023 USD ($) $ / shares shares	Aug. 30, 2023 USD ($)	Aug. 10, 2023 USD ($)	Mar. 29, 2023 shares	Mar. 08, 2023	Mar. 06, 2023 USD ($) shares	Aug. 16, 2022	Sep. 13, 2021 USD ($)	Sep. 07, 2021 USD ($) shares	Aug. 21, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) Integer $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Integer $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Jul. 25, 2024 USD ($)	Aug. 17, 2023 USD ($) $ / shares	May 07, 2023 USD ($)	May 02, 2023 USD ($)	Mar. 28, 2023 USD ($)
Condition for future business combination | Integer																																	1		1
Consummated units | shares																																	24,000,000		24,000,000
Price of warrant | $ / shares																																$ 11.50	$ 11.50		$ 11.50
Investments maximum maturity term																																	185 days		185 days
Percentage of fair market value																																80.00%	80.00%		80.00%
Percentage of shares voted																																65.00%	65.00%		65.00%
Maximum net interest to pay dissolution expenses																																$ 100,000	$ 100,000		$ 100,000
Net tangible assets																																	$ 5,000,001		$ 5,000,001
Avila payment, description																																	1) up to $300,000 immediately upon Avila’s receipt of net proceeds from any financing, public or private, in excess of U.S. $3,000,000, -or- (2) (i) $50,000 by December 1, 2023, (ii) $100,000 by February 1, 2024 and (iii) $150,000 by April 1, 2024.		1) up to $300,000 immediately upon Avila’s receipt of net proceeds from any financing, public or private, in excess of U.S. $3,000,000, -or- (2) (i) $50,000 by December 1, 2023, (ii) $100,000 by February 1, 2024 and (iii) $150,000 by April 1, 2024.
Sponsor advance																																420,000	$ 485,000		$ 420,000
Principal amount																			$ 480,000
Common stock redeemed | shares								481,865														1,847,662
Redemption payment																						$ 19,208,848
Investment of cash into trust account																																	$ 1,227,171	$ 500,000
US Federal tax rate																																			21.00%	21.00%
Interest per annum																																	10.00%
Underpayment penalty per month																																	5.00%
Total liability																																	25.00%
Excise tax liability																																	$ 54,214		$ 2,348,302
Percentage of excise tax																																	1.00%		1.00%
Cash																																	$ 11,810			$ 171,583
Working capital deficit																																3,571,000	5,274,211		3,571,000
Issuance of ordinary shares to sponsor value																																	25,000		25,000
Loan payable																																	163,000		163,000
Repaid amount																													$ 6,000	$ 157,000
Sponsor loaned																																	375,000		600,000
Outstanding due																																600,000	975,000		600,000
Sponser fund fees																																	$ 375,000		$ 600,000
Jeffrey JGary [Member]
Consideration									$ 10,000			$ 25,000
Capital Call [Member]
Payments for fees																							$ 1,000,000
Inflation Reduction Act 2022 [Member]
US Federal tax rate																												1.00%
Percentage of fair market value of shares																												1.00%
Business Combination [Member]
Investment of cash into trust account	$ 10,382	$ 10,382	$ 10,382	$ 10,382	$ 10,382		$ 10,382	$ 20,000			$ 20,000		$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000		$ 20,000	$ 20,000										$ 10,382	$ 20,000
Michael Singer [Member]
Closing shares of business combination | shares						125,000
Unsecured Promissory Note [Member]
Sponsor advance																																						$ 480,000
Board of Directors Chairman [Member]
Business combination days																										May 07, 2023
Deposit into the trust account																																							$ 80,000	$ 80,000	$ 80,000
Minimum [Member]
Redemption limit percentage without prior consent																																	20.00%		20.00%
Per share amount to be maintained in the trust account | $ / shares																																	$ 10.05		$ 10.05
Subscription agreement										$ 975,000
Minimum [Member] | Investment Company Act of Nineteen Forty [Member]
Percentage of ownership voting securities																																50.00%	50.00%		50.00%
Maximum [Member]
Redemption limit percentage without prior consent																																	20.00%		20.00%
Per share amount to be maintained in the trust account | $ / shares																																	$ 10.05
Subscription agreement										$ 1,000,000
Sponsor [Member]
Sponsor advance																																	$ 375,000
Sponsor loaned																																			$ 600,000
Sponsor [Member] | Unsecured Promissory Note [Member]
Principal amount																			480,000																			480,000
Sponsor advance																																						480,000
Founder Shares [Member]
Percentage of public shares																																	100.00%		100.00%
Avila [Member]
Reimbursement of expenses incurred																								$ 300,000
Promissory Note [Member]
Sponsor advance																																						$ 480,000
Principal amount																			$ 480,000
Related Party [Member] | Unsecured Promissory Note [Member]
Principal amount																																					$ 35,000
Warrant [Member]
Offering costs allocated to derivative warrant liabilities																														668,000
Price per share | $ / shares																																						$ 1.00
Private Placement Warrant [Member]
Warrant issued | shares																																8,700,000	8,700,000		8,700,000
Price of warrant | $ / shares																																$ 1.00	$ 1.00		$ 1.00
Proceeds from warrants																																	$ 8,700,000		$ 8,700,000
Private Placement Warrant [Member] | Sponsor [Member]
Warrant issued | shares																																1,200,000	1,200,000		1,200,000
Common Stock [Member]
Redemption payment																											$ 215,621,387
Private Placement Warrants [Member]
Warrant issued | shares																																8,700,000	8,700,000		8,700,000
Price of warrant | $ / shares																																$ 1.00	$ 1.00		$ 1.00			1.00
Proceeds from warrants																																	$ 8,700,000		$ 8,700,000
Price per share | $ / shares																																						$ 1.00
Price per warrant | $ / shares																																	$ 1.00
Outstanding amount																																	$ 35,000
Common Class A [Member]
Generating net proceeds																																				$ 240,000,000
Price of warrant | $ / shares																																18.00	$ 18.00		$ 18.00
Price per share | $ / shares								$ 0.0001
Common stock, par value | $ / shares																																$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Holders share issued | shares								481,865														1,847,662					21,151,393					21,151,393	21,151,393		21,151,393
Percentage of shares issued and outstanding | shares																											0.881
Trust account																																$ 10,426,000	$ 5,840,000		$ 10,426,000
Remained outstanding shares | shares																											2,848,607
Remained issued shares | shares																											2,848,607
Forward purchase transaction of shares | shares																									2,500,000
Purchase share | shares																																	1
Common Class A [Member] | Board of Directors Chairman [Member]
Common stock, par value | $ / shares																																$ 0.0001	$ 0.0001		$ 0.0001
Common Class A [Member] | Founder Shares [Member]
Trust account																											$ 28,744,831
Common Class A [Member] | Warrant [Member]
Offering costs allocated to derivative warrant liabilities																														$ 668,000
Common Class A [Member] | Private Placement Warrants [Member]
Price of warrant | $ / shares																																11.50	11.50		11.50
Price per share | $ / shares																																	11.50
Common Class B [Member]
Common stock, par value | $ / shares																																0.0001	0.0001		0.0001	$ 0.0001
Common Class B [Member] | Board of Directors Chairman [Member]
Common stock, par value | $ / shares																																0.0001	0.0001		$ 0.0001
Common Stock [Member]
Price per share | $ / shares	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02		$ 0.02	$ 0.02														$ 0.02									$ 0.02		$ 0.02
Deposit into the trust account																																	$ 20,000
IPO [Member]
Consummated units | shares																														24,000,000			23,760,000		23,760,000
Generating net proceeds																																	$ 241,200,000		$ 241,200,000
Price per share | $ / shares																																$ 10.05	$ 10.05		$ 10.05
Percentage of public shares																																	100.00%		100.00%
Deposit into the trust account																																$ 20,000	$ 20,000		$ 20,000
Common stock redeemed | shares								481,865
Redemption payment								$ 5,421,323
Investment of cash into trust account								$ 20,000
Cash																																$ 0	$ 11,810		$ 0
IPO [Member] | Business Combination [Member]
Price per share | $ / shares																																	$ 0.02
Investment of cash into trust account																																	$ 10,382
IPO [Member] | Related Party [Member]
Price per share | $ / shares																																$ 0.02	$ 0.02		$ 0.02
IPO [Member] | Common Class A [Member]
Generating net proceeds																														$ 240,000,000.0
Offering costs																														17,500,000
Deferred underwriting commissions																														$ 12,000,000.0
Forward purchase transaction of shares | shares																									2,376,000
IPO [Member] | Common Stock [Member]
Investment of cash into trust account																						$ 20,000
Private Placement [Member]
Warrant issued | shares																																7,500,000	7,500,000		7,500,000
Public Stockholders [Member]
Price per share | $ / shares																																$ 10.05	$ 10.05		$ 10.05
Trust Account Assets [Member]
Minimum share price of the residual assets remaining available for distribution | $ / shares																																$ 10.05	$ 10.05		$ 10.05
Trust Account Assets [Member] | Common Stock [Member]
Common stock redeemed | shares																											21,151,393